Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit/(Loss) for the period	$ 833,040	$ (295,053)	$ (709,594)
Weighted average number of shares outstanding (in shares)	59,855,585	57,169,253	54,381,371
Basic (loss) per share (in USD per share)	$ 13.92	$ (5.16)	$ (13.05)
Weighted average number of shares for purpose of diluted profit/loss per share (in shares)	65,177,815	57,169,253	54,381,371
Diluted (loss) per share (in USD per share)	$ 12.78	$ (5.16)	$ (13.05)